Supplementary Cash Flow Information - Summary of Net Change In Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ (6,243)	$ 15,750
Adjustments for decrease (increase) in other assets	(213)	103
Unbilled revenues	8,496	(4,482)
Tax credits receivable	1,168	(1,606)
Prepaids	614	(940)
Accounts payable and accrued liabilities	(17,054)	(6,159)
Deferred revenues	2,988	(366)
Net change in non-cash working capital items	(10,244)	2,300
Additions to right of use assets and lease liabilities	$ 557	$ 293